12. MORTGAGE LOAN PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loan Payable Details Narrative
Interest expense	$ 122,000	$ 126,000
Principal Balance of loan	$ 1,575,000